Goodwill and Other Intangible Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment of intangible assets		$ 517	$ 356
Amortization expenses	$ 20	$ 41	79
Goodwill impairment			$ 614
Goodwill discount rate	14.18%	14.60%	14.60%
Long-term growth rate	2.00%	2.00%	2.00%
Goodwill impairment		$ 471